PROVISION FOR EMPLOYEE BENEFITS - Movement in cash-settled share-based payment arrangements (Details) ₺ in Thousands	12 Months Ended
Dec. 31, 2025 TRY (₺)
PROVISION FOR EMPLOYEE BENEFITS
Modified to cash-settled	₺ (879,887)
Other capital reserves
PROVISION FOR EMPLOYEE BENEFITS
Modified to cash-settled	(1,516,835)
Accumulated deficit
PROVISION FOR EMPLOYEE BENEFITS
Modified to cash-settled	636,948
Cash-settled share-based payments
PROVISION FOR EMPLOYEE BENEFITS
Liability recognized upon modification of equity-settled awards	879,887
Cash payments	(708,548)
Service cost recognized during the year	139,976
Monetary gain	(71,113)
Ending balance	₺ 240,202